Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net (loss) income	$ (34,892)	$ 6,210	$ 2,877
Adjustments to reconcile net (loss) income to net cash provided by continuing operating activities:
Depreciation and amortization	4,278	976	997
Provision for bad debts	3,206	2,239	2,424
Amortization of debt issuance costs	1,271
Equity-based compensation expense	17,320
Deferred income tax expense	(6,442)	(145)
Other	(168)
Loss (income) from discontinued operations, net of taxes	1,698	471	(119)
Change in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(4,881)	(2,174)	(2,994)
Other current assets	(1,625)	35	(1,215)
Other assets	(969)
Accounts payable and other accrued liabilities	3,326	541	2,066
Accrued salaries and benefits	(1,759)	187	1,369
Other liabilities	734	(250)	644
Net cash (used in) provided by continuing operating activities	(18,903)	8,090	6,049
Net cash (used in) provided by discontinued operating activities	(1,763)	105	119
Net cash (used in) provided by operating activities	(20,666)	8,195	6,168
Investing activities:
Cash paid for acquisitions, net of cash acquired	(206,379)		(3,142)
Cash paid for capital expenditures	(9,558)	(1,495)	(334)
Cash paid for real estate acquisitions	(8,706)
Other	(689)
Net cash used in continuing investing activities	(225,332)	(1,495)	(3,476)
Net cash (used in) provided by discontinued investing activities	(238)	(3)	65
Net cash used in investing activities	(225,570)	(1,498)	(3,411)
Financing activities:
Borrowings on long-term debt	282,485
Principal payments on long-term debt	(5,063)	(275)	(813)
Repayment of long-term debt	(9,984)
Payment of debt issuance costs	(12,111)
Proceeds from stock option exercises	38
Proceeds from issuance of common stock	68,059
Payment of equity issuance costs	(897)
Cash distribution paid to equity holders	(74,441)
Contribution from Holdings	51,029		2,500
Distributions to equity holders	(375)	(2,297)
Net cash provided by (used in) financing activities	298,740	(2,572)	1,687
Net increase in cash and cash equivalents	52,504	4,125	4,444
Cash and cash equivalents at beginning of the period	8,614	4,489	45
Cash and cash equivalents at end of the period	61,118	8,614	4,489
Supplemental Cash Flow Information:
Cash paid for interest	5,053	587	534
Cash paid for income taxes	2,564	700	30
Significant Non-Cash Transactions:
Issuance of common stock in connection with acquisition	44,025
Issuance of replacement share-based awards in connection with acquisition	1,027
Effect of acquisitions:
Assets acquired, excluding cash	278,895		3,142
Liabilities assumed	(27,464)
Issuance of common stock in connection with acquisition	(44,025)
Issuance of replacement share-based awards in connection with acquisition	(1,027)
Cash paid for acquisitions, net of cash acquired	$ 206,379		$ 3,142